Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return (“TSR”) (5)	Net Loss (thousands) (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$5,965,903	$14,014,617	$2,027,815	$4,354,106	$105.83	$(169,827)
2023	$1,558,544	$1,601,757	$906,974	$907,897	$62.52	$(22,931)
2022	$1,256,948	$1,040,138	$705,055	$594,360	$59.55	$(33,584)

Named Executive Officers, Footnote
(1)    The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Stein for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive and Director Compensation—Summary Compensation Table”.
(3)    The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: for 2024, Drs. Tari and Sandison, for 2023, Dr. Sandison and Mr. Ward, and for 2022, Drs. Sandison and Shah.

PEO Total Compensation Amount	$ 5,965,903	$ 1,558,544	$ 1,256,948
PEO Actually Paid Compensation Amount	$ 14,014,617	1,601,757	1,040,138
Adjustment To PEO Compensation, Footnote
(2)    The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Stein, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Stein during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Stein’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Subtract: Reported Value of Equity Awards (a)	Add: Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2024	$5,965,903	$4,867,353	$12,916,067	$14,014,617
(a)    The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)    The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Add: Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$11,880,067	$232,278	$837,205	$(33,483)	$—	$—	$12,916,067

Non-PEO NEO Average Total Compensation Amount	$ 2,027,815	906,974	705,055
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,354,106	907,897	594,360
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Subtract: Average Reported Value of Equity Awards	Add: Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$2,027,815	$1,426,065	$3,752,356	$4,354,106
(a)    The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Add: Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Add: Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Add: Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add: Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract: Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add: Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$3,468,440	$76,045	$228,570	$(20,699)	$—	$—	$3,752,356

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 105.83	62.52	59.55
Net Income (Loss)	$ (169,827,000)	$ (22,931,000)	$ (33,584,000)
PEO Name	Dr. Stein
Additional 402(v) Disclosure	Total stockholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2021. Cumulative TSR reported in column (f) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2024, 2023 or 2022.
(6)    The dollar amounts reported in column (g) represent the amount of net loss reflected in our consolidated audited financial statements for the applicable years, as restated for 2022.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,867,353)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,916,067
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,880,067
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	232,278
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	837,205
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,483)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,426,065)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,752,356
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,468,440
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,045
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	228,570
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,699)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0